Loss Per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Loss Per Share
13.
LOSS PER SHARE

The calculations of the basic and diluted loss per share are based on the following data:

	Years ended December 31,
	2025	2024	2023
Loss:
Loss for the year attributable to owners of the Company for the purpose of calculating basic and diluted loss per share	$(10,939)	$(53,858)	$(172,601)
Number of shares (‘000):
Weighted average number of ordinary shares for the purpose of calculating basic and diluted loss per share	1,446	1,020	744
Loss per share – Basic and diluted $	$(7.57)	$(52.80)	$(231.99)

As of December 31, 2024 and 2025, share options outstanding and the private and public warrants were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	As of December 31,
	2025	2024	2023
Share options	92,073	186,366	119,071
Apollomics private warrants	619,400	619,400	619,400
Apollomics public warrants	10,350,000	10,350,000	10,350,000